Intangible assets, net - Schedule of Definite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross amounts	$ 24,088	$ 20,027
Accumulated amortization	12,782	9,433
Intangible assets, net	11,306	10,594
Amortization expense	3,349	3,347	$ 2,826
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amounts	18,200	15,950
Accumulated amortization	8,754	5,657
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amounts	3,900	3,900
Accumulated amortization	3,900	3,738
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross amounts	543	177
Accumulated amortization	70	38
CELLE_ Facility clearance
Finite-Lived Intangible Assets [Line Items]
Gross amounts	1,396	0
Accumulated amortization	43	0
Backlog
Finite-Lived Intangible Assets [Line Items]
Gross amounts	49	0
Accumulated amortization	$ 15	$ 0